Consolidated Statements of Cash Flows (Parenthetical) - shares	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Common stock, shares issued (in shares)	43,324,702	42,646,636